Preferred shares and share capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Preferred Shares Outstanding

As at December 31, 2020, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2020	2019
D	20,000,000	5,093,728	7.95%	January 30, 2018(1)	127.3	127.3
E	15,000,000	5,415,937	8.25%	February 13, 2019(1)	135.4	135.4
G	15,000,000	7,800,800	8.20%	June 16, 2021(1)	195.0	195.0
H	15,000,000	9,025,105	7.875%	August 11, 2021(1)	225.6	225.6
I	6,000,000	6,000,000	8.00%	October 30, 2023(1)	150.0	150.0
(1)

Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.